Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets

	Market and customer- related £m	Content, software and other £m	Total acquired intangible assets £m	Internally developed intangible assets £m	Total £m
Cost
At 1 January 2018	3,519	3,492	7,011	2,691	9,702
Acquisitions	310	113	423	—	423
Additions	—	—	—	304	304
Disposals/reclassified as held for sale	(15)	(11)	(26)	(148)	(174)
Exchange translation differences	211	130	341	99	440
At 1 January 2019	4,025	3,724	7,749	2,946	10,695
Acquisitions	161	84	245	—	245
Additions	—	—	—	333	333
Disposals/reclassified as held for sale	(28)	(57)	(85)	(130)	(215)
Exchange translation differences	(158)	(116)	(274)	(108)	(382)
At 31 December 2019	4,000	3,635	7,635	3,041	10,676

Accumulated amortisation
At 1 January 2018	1,907	3,046	4,953	1,555	6,508
Charge for the year	169	118	287	225	512
Disposals/reclassified as held for sale	(15)	(11)	(26)	(111)	(137)
Exchange translation differences	105	113	218	60	278
At 1 January 2019	2,166	3,266	5,432	1,729	7,161
Charge for the year	182	112	294	249	543
Disposals/reclassified as held for sale	(28)	(57)	(85)	(130)	(215)
Exchange translation differences	(91)	(103)	(194)	(71)	(265)
At 31 December 2019	2,229	3,218	5,447	1,777	7,224

Net book amount
At 31 December 2018	1,859	458	2,317	1,217	3,534
At 31 December 2019	1,771	417	2,188	1,264	3,452